12. Income Taxes: Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%	34.00%	34.00%
Tax effect of S corporation status	(12.60%)	(19.30%)	(20.70%)
Tax exempt income	(4.50%)	(3.50%)	(2.90%)
Effective Income Tax Rate Reconciliation, Percent	16.90%	11.20%	10.40%